LOANS PAYABLE (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF LOANS PAYABLE

	March 31, 2023	December 31, 2022
Opening balance	$86,571	$93,317
Fair value adjustment	-	(4,891)
Repayment of loans payable	(1,686)	(6,746)
Accretion expense	1,275	4,891
Ending balance	$86,160	$86,571

Which consists of:

	March 31, 2023	December 31, 2022
Current loans payable	$82,787	$81,512
Non-current loans payable	3,373	5,059
Ending balance	$86,160	$86,571

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value March 31, 2023	Carrying Value December 31, 2022
CEBA	2020-05-19	2023-12-31	0%	$38,021	$37,383
CEBA	2021-04-23	2023-12-31	0%	38,021	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	10,118	11,805
Total				$86,160	$86,571